RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of nature of relationship with related parties

Related parties	Nature of relationships	Nature of accounts/ transactions
The Government Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, and investment in financial instruments
Government agencies	Entities under common control

Network service revenues, internet and data service revenues, other telecommunication revenues, life insurance expenses, press release expenses, customer education expenses, office building lease expenses, consultant expenses, training expenses, finance income, and purchase of property and equipments

MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues, and license expenses
State-owned enterprises
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, and consultant expenses
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, consultant expenses, and financing
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, and loan
PT Taspen (Persero) (“Taspen”)	Entity under common control	Internet and data service revenues and other telecommunication service revenues
PT Perusahaan Listrik Negara (“PLN”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and electrical utility expenses

Related parties	Nature of relationships	Nature of accounts/ transactions
PT Asuransi Jasa Indonesia (“Jasindo”)	Entity under common control	Property and equipment insurance expenses and personal insurance expenses
PT BNI Life Insurance (“BNI Life Insurance”)	Entity under common control	Medical expenses
Bahana TCW	Entity under common control	Mutual funds
Sarana Multi Infrastruktur	Entity under common control	Other borrowings and finance costs
BTN	Entity under common control	Cash in bank and time deposits
BSI	Entity under common control	Cash in bank, time deposits, and loan
PT Omni Inovasi Indonesia Tbk. (“Omni Inovasi Indonesia”)	Associated company	Distribution of SIM cards and pulse reload voucher
PT Fintek Karya Nusantara (“Finarya”)	Associated company	Marketing expenses and distribution of SIM cards and pulse reload voucher
Indonusa	Associated company	Internet and data service revenues and other telecommunication service revenues
PT Kereta Cepat Indonesia China (“KCIC”)	Other related entity	Other telecommunication service revenues
Padi UMKM	Other related entity

Operational and maintenance expenses, collection fees, training expenses, internal security expenses, research and development expenses, printing expenses, meeting expenses, general and other administrative expenses, promotion expenses, advertising expenses, sales fees, customer education expenses, and marketing expenses

Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

Schedule of significant transactions with related parties

	2021		2022		2023
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenues
Majority stockholder
Ministry of Finance	212	0.15	199	0.14	174	0.12
Entities under common control
Government agencies	5,598	3.91	3,029	2.06	3,235	2.17
Indosat	1,056	0.74	1,923	1.31	2,195	1.47
Pertamina	631	0.44	752	0.51	755	0.51
MoCI	284	0.20	791	0.54	516	0.35
BNI	404	0.28	493	0.33	509	0.34
BRI	341	0.24	104	0.07	190	0.13
Bank Mandiri	212	0.15	180	0.12	156	0.10
Taspen	53	0.04	56	0.04	106	0.07
Others (each below Rp100 billion)	1,495	1.04	1,370	0.94	900	0.60
Sub-total	10,074	7.04	8,698	5.92	8,562	5.74
Associated companies	16	0.01	6	0.00	8	0.01
Other related entities	33	0.02	52	0.04	130	0.09
Total	10,335	7.22	8,955	6.10	8,874	5.96

	2021		2022		2023
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses

Entities under common control
MoCI	8,570	8.64	9,965	9.82	10,300	9.88
PLN	2,349	2.37	2,473	2.44	2,602	2.50
Indosat	467	0.47	537	0.53	566	0.54
Jasindo	385	0.39	296	0.29	198	0.19
Government agencies	114	0.11	179	0.18	144	0.14
BNI Life Insurance	—	—	—	—	143	0.14
Bank Mandiri	8	0.01	—	—	109	0.10
Others (each below Rp100 billion)	200	0.20	229	0.23	272	0.26
Sub-total	12,093	12.19	13,679	13.49	14,334	13.75
Associated companies
Finarya	125	0.13	110	0.11	126	0.12
Others (each below Rp100 billion)	344	0.35	37	0.04	0	0.00
Sub-total	469	0.48	147	0.15	126	0.12
Other related entities
Padi UMKM	269	0.27	626	0.62	561	0.54
Others (each below Rp100 billion)	115	0.12	98	0.10	94	0.09
Sub-total	384	0.39	724	0.72	655	0.63
Total	12,946	13.06	14,550	14.36	15,115	14.50

	2021		2022		2023
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
Finance income
Entities under common control
State-owned banks	348	62.37	459	52.28	312	29.41
Government agencies	14	2.51	16	1.82	56	5.28
Total	362	64.88	475	54.10	368	34.69

	2021		2022		2023
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance cost
Majority stockholder
Ministry of Finance	17	0.39	10	0.25	5	0.11
Entities under common control
State-owned banks	1,247	28.38	1,004	24.63	1,111	23.68
Sarana Multi Infrastruktur	192	4.37	109	2.67	74	1.58
Sub-total	1,439	32.75	1,113	27.30	1,185	25.26
Total	1,456	33.14	1,123	27.55	1,190	25.37

	2021		2022		2023
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenue
Distribution of SIM card and voucher
Associated companies
Omni Inovasi Indonesia	959	0.67	981	0.67	467	0.31
Finarya	—	—	141	0.10	159	0.11
Total	959	0.67	1,122	0.77	626	0.42

	2022		2023
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipment
Entities under common control	122	0.35	64	0.19
Total	122	0.35	64	0.19

c.   Balance of accounts with related parties

	2022		2023
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	24,902	9.06	22,173	7.74
Other current financial assets (Note 5)	400	0.15	800	0.28
Trade receivables (Note 6)	2,009	0.73	2,357	0.82
Contract assets
Majority stockholder
Ministry of Finance	24	0.01	36	0.01
Entities under common control
Government agencies	295	0.11	293	0.10
Others (each below Rp100 billion)	273	0.10	288	0.10
Sub-total	568	0.21	581	0.20
Associated companies	1	0.00	1	0.00
Other related entities	1	0.00	1	0.00
Total	594	0.22	619	0.21
Other current assets
Entities under common control
MoCI	5,093	1.85	5,971	2.08
Others	96	0.03	35	0.01
Sub-total	5,189	1.88	6,006	2.09
Associated companies	2	0.00	2	0.00
Other related entities	—	—	16	0.01
Total	5,191	1.88	6,024	2.10
Other non-current assets
Entities under common control
MoCI	1,291	0.47	1,987	0.69
Others	16	0.01	6	0.00
Total	1,307	0.48	1,993	0.69

	2022		2023
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 16)
Majority stockholder
Ministry of Finance	0	0.00	17	0.01
Entities under common control
MoCI	1,342	1.07	2,400	1.84
Indosat	140	0.11	129	0.10
BNI	85	0.07	120	0.09
Bank Mandiri	14	0.01	105	0.08
Others (each below Rp100 billion)	138	0.11	95	0.07
Sub-total	1,719	1.37	2,849	2.18
Associated companies	13	0.01	40	0.03
Other related entities	43	0.03	84	0.06
Total	1,775	1.41	2,990	2.28

Accrued expenses
Majority stockholder
Ministry of Finance	1	0.00	1	0.00
Entities under common control
PLN	57	0.05	100	0.08
Others	76	0.06	76	0.06
Sub-total	133	0.11	176	0.14
Total	134	0.11	177	0.14

	2022		2023
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Contract liabilities
Majority stockholder
Ministry of Finance	34	0.03	18	0.01
Entities under common control
Government agencies	328	0.26	498	0.38
MoCI	62	0.05	137	0.11
Others (each below Rp100 billion)	171	0.14	313	0.24
Sub-total	561	0.45	948	0.73
Associated companies	2	0.00	14	0.01
Other related entities
KCIC	—	—	1,133	0.87
Others	3	0.00	2	0.00
Sub-total	3	0.00	1,135	0.87
Total	600	0.48	2,115	1.62

Short-term bank loans (Note 19a)	4,462	3.55	4,916	3.77
Two-step loans (Note 20a)	209	0.17	84	0.06
Long-term bank loans (Note 20c)	11,284	8.97	11,099	8.51
Other borrowings (Note 20d)	1,314	1.04	362	0.28

Schedule of remuneration of the Board of Commissioners and key management personnel

	2021		2022		2023
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	347	0.35	401	0.39	475	0.46
Board of Commissioners	140	0.14	164	0.16	179	0.17